Common Stock Warrant Liability (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Changes in Fair Value of Common Stock Warrant Liability

The following table presents changes in the fair value of the common stock warrant liability during the years ended December 31, 2014, 2013 and 2012:

	Year Ended December 31,
(Dollars in thousands)	2014	2013	2012
Beginning balance	$9,300	$2,350	$1,403
Change in fair value of common stock warrant liability	(3,700)	6,950	947
Ending balance	$5,600	$9,300	$2,350